Initial Public Offering (Details) - USD ($)			6 Months Ended	12 Months Ended
	Jun. 02, 2021	May 25, 2021	Jun. 30, 2023	Dec. 31, 2022	May 16, 2022
Initial Public Offering
Common stock fair value (in dollars per share)			$ 3.75
Graf Acquisition Corp. IV [Member]
Initial Public Offering
Maximum number additional Units granted for underwriter to purchase at Initial Public Offering			2,250,000	2,250,000
Common stock fair value (in dollars per share)			$ 10.00	$ 10.00
Deferred underwriting fee waived					$ 3,900,000
Initial Public Offering | Graf Acquisition Corp. IV [Member]
Initial Public Offering
Number of units sold in Initial Public Offering (in shares)		15,000,000
Number of shares in a unit		1		1
Number of shares issuable per warrant		1		1
Proceeds from issuance initial public offering		$ 150,000,000.0
Common stock fair value (in dollars per share)		$ 10.00	$ 10.00	$ 10.00
Offering costs		$ 8,800,000
Deferred underwriting commissions		$ 5,300,000
Initial Public Offering | Graf Acquisition Corp. IV [Member] | Public Warrants
Initial Public Offering
Number of warrants in a unit		0.20		0.20
Exercise price of warrants		$ 11.50		$ 11.50
Over-allotment option | Graf Acquisition Corp. IV [Member]
Initial Public Offering
Number of units sold in Initial Public Offering (in shares)	2,161,500
Maximum number additional Units granted for underwriter to purchase at Initial Public Offering		2,250,000
Proceeds from issuance initial public offering	$ 21,600,000
Offering costs	1,200,000
Deferred underwriting fess	$ 757,000